March 3, 1997


          Securities and Exchange Commission
          450 Fifth Street, N.W.
          Judiciary Plaza
          Washington, D.C.  20549

              Re: T. Rowe Price International Funds, Inc. (the
                  "Registrant")
                    T. Rowe Price International Stock Fund
                    T. Rowe Price International Discovery Fund
                    T. Rowe Price European Stock Fund
                    T. Rowe Price Japan Fund
                    T. Rowe Price New Asia Fund
                    T. Rowe Price Latin America Fund
                    T. Rowe Price Emerging Markets Stock Fund
                    T. Rowe Price Global Stock Fund
                    (the "Funds")
                  File Nos.: 002-65539/811-2958

          Gentlemen:

              This letter will serve as our filing under the provisions of Rule 497 of the Securities Act of 1933. We are writing to inform you that there have been no changes to the Fund's Prospectus and Statement of Additional Information that were filed under Rule 485(b) as part of Post-Effective Amendment No. 67 on February 21, 1997. The Prospectus and Statement of Additional Information went effective automatically on March 1, 1997. These documents will be used for the offer and sale of Fund shares.

                                        Sincerely,
                                        /s/Forrest R. Foss
                                        Forrest R. Foss